OMB APPROVAL
OMB Number: 3235-0570
Expires: August 31, 2011
Estimated average burden hours per response: 18.9

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-05793
Invesco Municipal Income Opportunities Trust II

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 8/31/10

Item 1. Reports to Stockholders.

Invesco Municipal Income Opportunities Trust II
Semiannual Report to Shareholders ▪ August 31, 2010
NYSE: OIB

2	Trust Performance
3	Letters to Shareholders
4	Dividend Reinvestment Plan
5	Schedule of Investments
12	Financial Statements
15	Financial Highlights
16	Notes to Financial Statements
20	Approval of Investment Advisory and Sub-Advisory Agreements
22	Results of Proxy

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 2/28/10 to 8/31/10.

Trust at NAV	7.54%

Trust at Market Value	17.23

Market Price Premium to NAV	2.98

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in net asset value (NAV) for performance based on NAV and changes in market price for performance based on market price.
     Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

NYSE Symbol	OIB
2	Invesco Municipal Income Opportunities Trust II

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of our investment strategies. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
I’m pleased to present this report on your Fund’s performance for the period covered by this report. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs.
     We are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     We have just one focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 341 2929. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco
3	Invesco Municipal Income Opportunities Trust II

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Trust. Under the Plan, the money you earn from dividends and capital gains distributions will be reinvested automatically in more shares of your Trust, allowing you to potentially increase your investment over time.

Plan benefits
■	Add to your account
You may increase the amount of shares in your Trust easily and automatically with the Plan.
■	Low transaction costs
Transaction costs are low because the new shares are bought in blocks and the brokerage commission is shared among all participants.
■	Convenience
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent) which administers the Plan. The statement shows your total distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account via the Internet. To do this, please go to invesco.com.
■	Safekeeping
The Agent will hold the shares it has acquired for you in safekeeping.

How to participate in the Plan
If you own shares in your own name, you can participate directly in the Plan. If your shares are held in “street name” — in the name of your brokerage firm, bank, or other financial institution — you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
To enroll in the Plan, please read the Terms and Conditions in the Plan brochure. You can obtain a copy of the Plan Brochure and enroll in the Plan by visiting invesco.com, calling toll-free 800 341 2929 or notifying us in writing at Invesco Closed-End Funds ComputershareTrust Company, N.A. P.O. Box 43078, Providence, RI 02940-3078. Please include your Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally one week before such Distributions are paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distributions.

How the Plan Works
If you choose to participate in the Plan, whenever your Trust declares such Distributions, it will be invested in additional shares of your Trust that are purchased on the open market.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by your Trust. However, you will pay your portion of any per share fees incurred when the new shares are purchased on the open market. These fees are typically less than the standard brokerage charges for individual transactions, because shares are purchased for all Participants in blocks, resulting in lower commissions for each individual Participant. Any per share or service fees are averaged into the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
     Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under U.S. federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the plan at any time by calling 800 341 2929, visiting invesco.com or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account have signed these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.	If you opt to continue to hold your non-certificated shares, whole shares will be held by the Agent and fractional shares will be sold. The proceeds will be sent via check to your address of record after deducting per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a stock certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.
     To obtain a complete copy of the Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com.

4	Invesco Municipal Income Opportunities Trust II

Schedule of Investments

August 31, 2010
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–102.2%
Alabama–1.1%
Colbert County-Northwest Alabama Health Care Authority, Helen Keller Hospital Ser 2003	5.750%	06/01/27	$1,000	$997,770

Selma Industrial Development Board, Gulf Opportunity Zone Ser 2010 A	5.800%	05/01/34	375	396,863

				1,394,633

Arizona–2.0%
Pima County Industrial Development Authority, Constellation Schools Ser 2008	7.000%	01/01/38	1,125	1,107,360

Pima County Industrial Development Authority, Water & Wastewater Global Water Resources LLC Ser 2007 (AMT)	6.550%	12/01/37	800	808,800

Pinal County Electrical District No. 4, Electric System Ser 2008	6.000%	12/01/38	620	646,536

				2,562,696

California–5.6%
California County Tobacco Securitization Agency, Gold County Settlement Funding Corp. Ser 2006(a)	0.000%	06/01/33	1,760	206,237

California Municipal Finance Authority Educational Facility, High Tech High-Media Arts Ser 2008 A(b)	5.875%	07/01/28	320	314,595

California Statewide Communities Development Authority, Aspire Public Schools Ser 2010	6.375%	07/01/45	375	386,929

California Statewide Communities Development Authority, California Baptist University, Ser 2007 A	5.500%	11/01/38	500	435,145

California Statewide Communities Development Authority, Lancer Educational Student Housing LLC Ser 2007	5.625%	06/01/33	500	444,015

California Statewide Communities Development Authority, Thomas Jefferson School of Law Ser 2008 A	7.250%	10/01/38	185	194,135

City of Alhambra, Atherton Baptist Homes Ser 2010 A	7.625%	01/01/40	315	338,143

City of Bakersfield, Ser 2010 A (AGM)(c)(d)	5.000%	09/15/32	360	378,842

City of Palm Springs, Palm Spring Int’l Airport Ser 2006 (AMT)	5.550%	07/01/28	470	429,881

County of Sacramento, Community Facilities District No. 5 Ser 2007 A	6.000%	09/01/37	375	323,734

Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2007 A-1	5.125%	06/01/47	2,900	1,962,343

Quechan Indian Tribe of Fort Yuma, Indian Reservation Ser 2008	7.000%	12/01/27	500	486,245

Riverside County Redevelopment Agency, Ser 2010 C	6.250%	10/01/40	375	379,238

Silicon Valley Tobacco Securitization Authority, Santa Clara Tobacco Securitization Corp. Ser 2007 C(a)	0.000%	06/01/56	12,000	137,520

Southern California Logistics Airport Authority, Ser 2008 A(a)	0.000%	12/01/44	6,780	546,332

				6,963,334

Colorado–4.4%
Colorado Health Facilities Authority, Christian Living Communities Ser 2006 A	5.750%	01/01/37	1,000	909,420

Colorado Health Facilities Authority, Christian Living Communities Ser 2009 A	8.250%	01/01/24	400	432,068

Colorado Housing & Finance Authority, 1998 Ser B-3	6.550%	05/01/25	35	35,378

Copperleaf Metropolitan District No. 2, Ser 2006	5.850%	12/01/26	1,420	1,098,782

Elk Valley Public Improvement Corporation Ser 2001 A	7.300%	09/01/22	2,000	2,011,820

Northwest Metropolitan District No. 3, Ser 2005	6.250%	12/01/35	750	606,405

Regional Transportation District, Denver Transportation Partners Ser 2010	6.000%	01/15/41	375	393,480

				5,487,353

District of Columbia–0.7%
District of Columbia, Income Tax Secured Revenue Refg Ser 2009 B(c)	5.000%	12/01/25	495	572,047

Metropolitan Washington Airports Authority, District of Columbia & Virginia, CaterAir International Corp. Ser 1991 (AMT)	10.125%	09/01/11	270	269,033

				841,080

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Municipal Income Opportunities Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–10.8%
Brevard County Health Facilities Authority, Buena Vida Estates, Inc. Ser 2007	6.750%	01/01/37	$540	$536,971

Broward County Professional Sports Facilities, Civic Arena Refg Ser 2006 A (CR) (AGM & AMBAC)(c)(d)	5.000%	09/01/23	2,735	2,968,077

County of Alachua Industrial Development, North Florida Retirement Village, Ser 2007	5.250%	11/15/17	500	498,330

County of Alachua Industrial Development, North Florida Retirement Village, Ser 2007	5.875%	11/15/36	700	642,005

County of Alachua Industrial Development, North Florida Retirement Village, Ser 2007	5.875%	11/15/42	375	340,927

Fiddlers Creek Community Development District No. 1 Ser 2005(e)	6.000%	05/01/38	755	286,749

Fountainbleau Lakes Community Development District Ser 2007 B	6.000%	05/01/15	495	252,500

Grand Bay at Doral Community Development District Ser 2007 A	6.000%	05/01/39	500	190,000

Miami Beach Health Facilities Authority, Mount Sinai Medical Center Refg Ser 2004	6.750%	11/15/21	260	273,221

Orange County Health Facilities Authority, Orlando Lutheran Towers, Inc. Ser 2005	5.700%	07/01/26	500	471,120

Orange County Health Facilities Authority, Orlando Lutheran Towers, Inc. Ser 2007	5.500%	07/01/38	1,000	891,920

Orange County Health Facilities Authority, Westminister Community Care Services, Inc. Ser 1999	6.750%	04/01/34	940	940,216

Pinellas County Health Facilities Authority, Oaks of Clearwater Ser 2004	6.250%	06/01/34	500	512,165

Renaissance Commons Community Development District, 2005 Ser A	5.600%	05/01/36	950	794,361

South Miami Health Facilities Authority, Baptist Health South Florida Obligated Group Ser 2007(c)	5.000%	08/15/32	2,640	2,714,844

St. Johns County Industrial Development Authority, Ser 2010 A	6.000%	08/01/45	375	389,164

Tolomato Community Development District, Special Assessment Ser 2007	6.550%	05/01/27	600	480,798

University Square Community Development District, Ser 2007 A-1	5.875%	05/01/38	370	346,738

				13,530,106

Georgia–1.2%
City of Atlanta, Beltline Ser 2009 B	7.375%	01/01/31	375	392,130

City of Atlanta, Eastside Ser 2005 B	5.400%	01/01/20	800	844,848

Clayton County Development Authority, Ser 2009 B (AMT)	9.000%	06/01/35	280	301,781

				1,538,759

Hawaii–2.3%
Hawaii State, Ser 2008 DK(c)	5.000%	05/01/23	1,140	1,320,268

Hawaii State Department of Budget & Finance, 15 Craigside Project Ser 2009 A	8.750%	11/15/29	375	440,104

Hawaii State Department of Budget & Finance, Kahala Nui Ser 2003 A	8.000%	11/15/33	1,000	1,074,250

				2,834,622

Illinois–8.0%
Bolingbrook, Will & Dupage Counties Special Service Area No. 2005-1 Ser 2005	5.900%	03/01/27	625	533,862

City of Chicago, Lake Shore East Ser 2002	6.750%	12/01/32	1,000	994,170

Hampshire Special Service Area No. 18 Ser 2007 A	6.000%	03/01/44	450	202,545

Illinois Finance Authority, Elmhurst Memorial Healthcare Ser 2008 A	5.625%	01/01/37	450	444,177

Illinois Finance Authority, Friendship Village of Schaumburg Ser 2010	7.000%	02/15/38	540	544,066

Illinois Finance Authority, Landing at Plymouth Place Ser 2005 A	6.000%	05/15/37	1,000	885,230

Illinois Finance Authority, Luther Oaks Ser 2006 A	6.000%	08/15/39	1,000	862,320

Illinois Finance Authority, Montgomery Place Ser 2006 A	5.750%	05/15/38	1,000	865,250

Illinois Finance Authority, Park Place Elmhurst Ser 2010 A	8.250%	05/15/45	375	375,420

Illinois Finance Authority, Villa St Benedict Ser 2003 A-1(e)	6.900%	11/15/33	1,000	382,600

Illinois Health Facilities Authority, Smith Crossing Ser 2003 A	7.000%	11/15/32	750	750,105

Illinois State Toll Highway Authority, Ser 2008 B(c)	5.500%	01/01/23	1,200	1,338,780

Village of Bolingbrook, Sales Tax Ser 2005	6.250%	01/01/24	500	318,040

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Municipal Income Opportunities Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Village of Pingree Grove Special Service Area No. 7, Cambridge Lakes Ser 2006-1	6.000%	03/01/36	$988	$924,551

Will-Kankakee Regional Development Authority, Senior Estates Supportive Living Ser 2007 (AMT)	7.000%	12/01/42	550	526,928

				9,948,044

Indiana–1.0%
City of Crown Point, Wittenberg Village Ser 2009 A	8.000%	11/15/39	375	383,494

County of St. Joseph, Holy Cross Village at Notre Dame Ser 2006 A	6.000%	05/15/38	525	494,618

Vigo County Independent Hospital Authority, Union Hospital Inc., Ser 2007	5.800%	09/01/47	375	356,449

				1,234,561

Iowa–0.8%
Iowa Finance Authority, Care Initiatives Ser 1996(f)	9.250%	07/01/11	880	964,594

Kansas–2.0%
City of Olathe, Catholic Care Ser 2006 A	6.000%	11/15/38	525	487,378

Overland Park Development Corp., Convention Center Hotel Ser 2000 A(f)	7.375%	01/01/11	1,995	2,061,314

				2,548,692

Louisiana–2.1%
Lakeshore Villages Master Community Development District, Special Assessment Ser 2007	5.250%	07/01/17	744	409,274

Louisiana Local Government, Westlake Chemical Corp., Ser 2009 A	6.500%	08/01/29	375	391,946

Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Refg Ser 2007(b)	6.375%	12/01/34	600	588,678

Parish of St John Baptist, Marathon Oil Corp. Ser 2007 A	5.125%	06/01/37	500	500,975

Tobacco Settlement Financing Corp., Ser 2001 B	5.875%	05/15/39	750	752,513

				2,643,386

Maine–0.4%
Town of South Berwick, Berwick Academy Ser 1998	5.550%	08/01/23	500	500,350

Maryland–3.5%
City of Annapolis, Park Place Ser 2005 A	5.350%	07/01/34	1,978	1,778,993

City of Westminster, Caroll Lutheran Village Inc. 2004 Ser A	6.250%	05/01/34	1,000	919,700

Marlyland Economic Development Corp., Chesapeake Bay Conference Center Ser 2006 A	5.000%	12/01/31	1,000	753,220

Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community Ser 2007 A	5.300%	01/01/37	500	373,375

Maryland Industrial Development Financing Authority, Our Lady of Good Counsel High School Ser 2005 A	6.000%	05/01/35	500	501,360

				4,326,648

Massachusetts–3.8%
Commonwealth of Massachusetts, Ser 2010 A (AMBAC)(c)(d)	5.500%	08/01/30	360	459,918

Massachusetts Development Finance Agency, Evergreen Center Ser 2005	5.500%	01/01/35	500	461,575

Massachusetts Development Finance Agency, Linden Ponds, Inc. Facility Ser 2007 A	5.750%	11/15/42	375	276,240

Massachusetts Development Finance Agency, Loomis Communities Ser 1999 A	5.750%	07/01/23	1,500	1,495,830

Massachusetts Development Finance Agency, New England Center for Children Ser 1998	5.875%	11/01/18	1,205	1,165,271

Massachusetts Development Finance Agency, The Groves in Lincoln Facility Ser 2009 B-2	7.750%	06/01/39	375	400,054

Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology Ser 2002 K(c)	5.500%	07/01/32	375	481,747

				4,740,635

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Municipal Income Opportunities Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan–1.1%
Dearborn Economic Development Corp., Henry Ford Village, Inc. Refg Ser 2008	7.000%	11/15/28	$450	$454,401

Michigan Strategic Fund, Limited Obligation Revenue Ser 2003 A-1 (AMT)	6.750%	12/01/28	375	418,103

Michigan Tobacco Settlement Finance Authority Ser 2007 A	6.000%	06/01/48	700	533,302

				1,405,806

Minnesota–2.1%
City of Brooklyn Park, Prairie Seeds Academy Ser 2009 A	9.250%	03/01/39	350	395,829

City of Buffalo, Central Minnesota Senior Housing Ser 2006 A	5.500%	09/01/33	750	685,260

City of Minneapolis Health Care System, Fairview Health Services Ser 2008 A	6.750%	11/15/32	600	693,054

City of North Oaks, Presbyterian Homes of North Oaks Ser 2007	6.125%	10/01/39	500	504,680

St Paul Housing & Redevelopment Authority Tax Increment, Emerald Gardens, Ser 2010	6.250%	03/01/25	375	393,559

				2,672,382

Mississippi–0.3%
Mississippi Business Finance Corp., System Energy Resources, Inc. Ser 1998	5.875%	04/01/22	400	400,028

Missouri–3.2%
Branson Regional Airport Transportation Development District Ser 2007 B (AMT)	6.000%	07/01/37	450	258,597

City of Des Peres, West County Center Ser 2002	5.750%	04/15/20	2,000	1,983,840

Kirkwood Industrial Development Authority, Aberdeen Heights Ser 2010 A	8.250%	05/15/39	375	396,461

Missouri Housing Development Commission, Homeownership GNMA/FNMA Collateralized 2000 Ser A-1 (AMT)	7.500%	03/01/31	65	68,986

St. Louis County Industrial Development Authority, Ranken-Jordan Refg Ser 2007	5.000%	11/15/22	500	475,810

St. Louis County Industrial Development Authority, St Andrews Resources for Seniors Ser 2007 A	6.375%	12/01/41	500	445,935

Valley Park Industrial Development Authority Senior Housing, Cape Albeon, Ser 1998	6.150%	12/01/33	375	369,758

				3,999,387

Nebraska–0.3%
Gage County Hospital Authority No. 1, Beatrice Commmunity Hospital & Health Ser 2010 B	6.750%	06/01/35	375	389,599

Nevada–1.9%
City of Henderson, Local Improvement District No. T-18 Ser 2006	5.300%	09/01/35	675	332,984

City of Sparks, Local Improvement District No. 3 Ser 2008	6.500%	09/01/20	560	566,603

County of Clark Special Improvement District No. 142, Mountain’s Edge Ser 2003	6.375%	08/01/23	935	924,023

Director of the State of Nevada, Department of Business & Industry, Las Vegas Monorail 2nd Tier Ser 2000(e)	7.375%	01/01/40	1,000	2,000

Las Vegas Redevelopment Agency, Tax Increment Ser 2009 A	8.000%	06/15/30	450	534,780

				2,360,390

New Hampshire–0.3%
New Hampshire Business Finance Authority, Huggins Hopsital Ser 2009	6.875%	10/01/39	375	387,724

New Jersey–4.0%
New Jersey Economic Development Authority, Continental Airlines, Inc. Ser 1999 (AMT)	6.250%	09/15/19	375	369,004

New Jersey Economic Development Authority, Franciscan Oaks Ser 1997	5.750%	10/01/23	2,000	1,917,420

New Jersey Economic Development Authority, Lions Gate Ser 2005 A	5.750%	01/01/25	710	674,067

New Jersey Economic Development Authority, The Presbyterian Home at Montgomery Ser 2001 A	6.375%	11/01/31	500	479,360

New Jersey Economic Development Authority, United Methodist Homes of New Jersey Ser 1998	5.125%	07/01/25	1,000	891,980

New Jersey Health Care Facilities Financing Authority, Raritan Bay Medical Center Ser 1994	7.250%	07/01/27	540	454,669

Tobacco Settlement Financing Corp., Ser 2007-1 A	4.625%	06/01/26	225	193,534

				4,980,034

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Municipal Income Opportunities Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Mexico–0.3%
New Mexico State Hospital Equipment Loan Council First Mortgage, La Vida Llena, Ser 2010 A	6.125%	07/01/40	$375	$385,414

New York–3.0%
Brooklyn Arena Local Development Corp., Barclays Center Ser 2009(a)	0.000%	07/15/35	550	117,156

Brooklyn Arena Local Development Corp., Barclays Center Ser 2009(a)	0.000%	07/15/46	3,750	321,675

Mount Vernon Industrial Development Agency, Meadowview at the Wartburg Ser 1999	6.150%	06/01/19	875	875,472

Nassau County Industrial Development Agency, Continuing Care Retirement Community Revenue, Amsterdam at Harborside Project Ser 2007 A	6.500%	01/01/27	550	566,720

New York City Industrial Development Agency, 7 World Trade Center LLC Ser 2005 A	6.500%	03/01/35	600	601,026

New York City Industrial Development Agency, Polytechnic University Refg Ser 2007 (ACA)(d)	5.250%	11/01/37	450	437,904

New York Liberty Development Corp., National Sports Museum, Ser 2006 A(e)	6.125%	02/15/19	1,000	10

New York Liberty Development Corp., Second Priority, Bank of America Ser 2010 3	6.375%	07/15/49	375	403,012

Seneca County Industrial Development Agency, Seneca Meadows, Inc. Ser 2008 (AMT)(b)	6.625%	10/01/35	375	379,890

				3,702,865

North Carolina–0.3%
North Carolina Medical Care Commission Health Care Facilities, Pennybyrn at Maryfield Ser 2005 A	6.125%	10/01/35	400	336,708

Ohio–3.3%
Buckeye Tobacco Settlement Financing Authority, Asset-Backed Ser 2007 A-2	5.875%	06/01/30	1,700	1,385,976

City of Centerville Health Care, Bethany Lutheran Village Ser 2007 A	6.000%	11/01/38	600	544,242

County of Cuyahoga Health Care & Independent Living Facilities, Eliza Jennings Senior Care Ser 2007 A	5.750%	05/15/27	700	667,786

County of Tuscarawas Hospital Facilities, The Twin City Hospital Ser 2007	6.350%	11/01/37	350	330,974

Montgomery County Health Care & Multifamily Housing, Refg & Improvement-St Leonard, Ser 2010	6.625%	04/01/40	375	385,815

Ohio Air Quality Development Authority, Pollution Control-Firstenergy Ser 2009	5.625%	06/01/18	375	425,797

Toledo-Lucas County Port Authority, Crocker Park Ser 2003	5.375%	12/01/35	450	422,501

				4,163,091

Oklahoma–2.0%
Chickasawa Nation Health Systems Ser 2007	6.250%	12/01/32	550	590,078

Citizen Potawatomi Nation Senior Tax Revenue, Ser 2004 A	6.500%	09/01/16	450	444,501

Oklahoma Development Finance Authority, Comanche County Hospital Ser 2000 B	6.600%	07/01/31	1,000	1,031,540

Tulsa County Industrial Authority, Montereau Inc. Ser 2010 A	7.250%	11/01/45	375	379,879

				2,445,998

Pennsylvania–7.1%
Allegheny County Hospital Development Authority, West Penn Allegheny Health Ser 2007 A	5.375%	11/15/40	1,200	917,352

Allegheny County Industrial Development Authority, Ser 2010 A	6.750%	08/15/35	375	383,111

Allegheny County Redevelopment Authority, Pittsburgh Mills Ser 2004	5.600%	07/01/23	500	486,150

Bucks County Industrial Development Authority, Ann’s Choice Ser 2005 A	6.250%	01/01/35	1,000	997,540

Chester County Industrial Development Authority, RHA/PA Nursing Home, Inc. Ser 1989	8.500%	05/01/32	2,790	2,876,741

Harrisburg Authority, Harrisburg University of Science & Technology Ser 2007 B	6.000%	09/01/36	750	691,808

Montgomery County Industrial Development Authority, Whitemarsh Community Ser 2005	6.250%	02/01/35	1,000	852,400

Pennsylvania Economic Development Financing Authority, Reliant Energy, Inc. Ser 2001 A (AMT)	6.750%	12/01/36	300	311,178

Pennsylvania Intergovernmental Cooperative Authority, Philadelphia Funding Project Ser 2009(c)	5.000%	06/15/21	1,125	1,325,329

				8,841,609

Puerto Rico–0.3%
Puerto Rico Sales Tax Financing Corp., Ser 2010 A(a)	0.000%	08/01/34	1,500	359,655

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Municipal Income Opportunities Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Carolina–1.8%
City of Myrtle Beach, Myrtle Beach Air Force Base Ser 2006	5.250%	10/01/26	$1,000	$736,080

County of Georgetown, Environment Improvement Revenue, International Paper Co. Ser 2000 A	5.950%	03/15/14	250	279,215

South Carolina Jobs-Economic Development Authority, Wesley Commons Ser 2006	5.125%	10/01/26	1,000	864,470

South Carolina Jobs-Economic Development Authority, Woodlands at Furman Ser 2007 A	6.000%	11/15/37	575	434,493

				2,314,258

Tennessee–2.5%
Johnson City Health & Educational Facilities Board, Mountain States Health Alliance Ser 2006 A	5.500%	07/01/31	800	817,120

Shelby County Health, Educational & Housing Facilities Board, Trezevant Manor Ser 2006 A	5.750%	09/01/37	1,000	914,590

Shelby County Health, Educational & Housing Facilities Board, Village at Germantown Ser 2003 A	7.250%	12/01/34	1,000	997,010

Trenton Health & Educational Facilities Board, Ser 2009	9.250%	04/01/39	375	391,387

				3,120,107

Texas–9.3%
Alliance Airport Authority, Federal Express Corp. Refg Ser 2006 (AMT)	4.850%	04/01/21	450	454,032

Austin Convention Enterprises, Inc., Convention Center Hotel Ser 2006 B(b)	5.750%	01/01/34	500	465,415

Brazos River Harbor Navigation District, The Dow Chemical Project Ser 2002A-4 (AMT)	5.950%	05/15/33	350	367,353

Capital Area Cultural Education Facilities Finance Corp., Roman Catholic Diocese Ser 2005 B	6.125%	04/01/45	375	387,180

Clifton Higher Education Finance Corp., Ser 2010 A	6.250%	12/01/45	375	385,526

Decatur Hospital Authority, Wise Regional Health Ser 2004 A	7.125%	09/01/34	1,000	1,015,150

HFDC of Central Texas, Inc., Legacy at Willow Bend, Ser 2006 A	5.750%	11/01/36	375	319,061

HFDC of Central Texas, Inc., Ser 2009 A	7.750%	11/15/44	375	385,223

Houston Airport System Special Facilities, Continental Airlines, Inc. Ser 2001 E (AMT)	6.750%	07/01/21	375	376,421

Houston Airport System Special Facilities, Continental Airlines, Inc. Ser 2001 E (AMT)	6.750%	07/01/29	375	376,871

Houston Health Facilities Development Corp., Buckingham Senior Living Community Ser 2004 A(f)	7.125%	02/15/14	1,000	1,215,460

Lubbock Health Facilities Development Corp., Carillon Ser 2005 A	6.500%	07/01/26	1,000	997,930

Tarrant County Cultural Education Facilities Finance Corp., Mirador Ser 2010 A	8.125%	11/15/39	565	592,781

Tarrant County Cultural Education Facilities Finance Corp., Northwest Senior Housing Corp., Edgemere Ser 2006 A	6.000%	11/15/36	400	398,908

Texas Department of Housing & Community Affairs, Ser 2007 B (AMT)(c)	5.150%	09/01/27	2,515	2,622,064

Texas Private Activity Bond Surface Transportation Corp., Senior Lien Ser 2009	6.875%	12/31/39	375	411,638

Texas State Public Finance Authority Charter School Finance Corp., Ser 2010 A	7.125%	02/15/40	375	400,436

Travis County Health Facilities Development Corp., Westminster Manor Ser 2010	7.000%	11/01/30	375	393,296

				11,564,745

Utah–0.8%
County of Emery Environmental Improvement, Pacificorp Ser 1996 (AMT)	6.150%	09/01/30	650	650,156

Utah State Charter School Finance Authority, North Davis Preparatory, Ser 2010	6.375%	07/15/40	375	384,908

				1,035,064

Virginia–5.3%
Chesterfield County Industrial Development Authority, Brandermill Woods Ser 1998	6.500%	01/01/28	4,419	4,066,157

Peninsula Ports Authority of Virginia, Baptist Homes Ser 2006 C	5.400%	12/01/33	2,250	1,537,065

Peninsula Town Center Community Development Authority Ser 2007	6.450%	09/01/37	500	500,555

Virginia Small Business Financing Authority, Hampton Ser 2009	9.000%	07/01/39	450	475,605

				6,579,382

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Municipal Income Opportunities Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington–1.2%
King County Public Hospital District No. 4, Snoqualime Valley Hospital Ser 2009	7.250%	12/01/38	$375	$392,591

Port of Seattle Industrial Development Corp., Northwest Airlines, Inc. Ser 2001 (AMT)	7.250%	04/01/30	600	601,722

Washington Health Care Facilities Authority, Seattle Cancer Care Alliance Ser 2008	7.375%	03/01/38	450	512,249

				1,506,562

West Virginia–0.6%
West Virginia Hospital Finance Authority, Thomas Health System, Inc. Ser 2008	6.500%	10/01/38	750	757,920

Wisconsin–1.5%
Wisconsin Health & Educational Facilities Authority, Beaver Dam Community Hospital Ser 2004 A	6.750%	08/15/34	1,250	1,268,937

Wisconsin Health & Educational Facilities Authority, ProHealth Care, Inc. Ser 2009	6.375%	02/15/29	575	641,976

				1,910,913

Total Long-Term Municipal Obligations–102.2% (Cost $132,767,423)				127,679,134

Short-Term Municipal Obligations–2.0%
Iowa–0.4%
Iowa Higher Education Loan Authority, Private College Facility(g)	0.25%	11/01/32	500	500,000

New Hampshire–1.4%
New Hampshire Health & Education Facilities Authority, Ser 2006 B-1(g)	0.26%	07/01/33	1,750	1,750,000

South Carolina–0.2%
South Carolina Educational Facilities Authority, Furman University Ser B(g)	0.25%	10/01/39	200	200,000

Total Short-Term Municipal Obligations–2.0% (Cost $2,450,000)				2,450,000

TOTAL INVESTMENTS–104.2% (Cost $135,217,423)				130,129,134

OTHER ASSETS LESS LIABILITIES–1.6%				1,985,832

Floating Rate Note and Dealer Trusts Obligations Related to Securities Held–(5.8)%
Notes with interest rates ranging from 0.30% to 0.54% at 08/31/10 and contractual maturities of collateral ranging from 06/15/21 to 01/01/33(h)				(7,179,223)

NET ASSETS–100.0%				$124,935,743

Percentages are calculated as a percentage of net assets.

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corporation.
AGM	– Assured Guaranty Municipal Corporation.
AMBAC	– AMBAC Assurance Corporation.
AMT	– Alternative Minimum Tax.
CR	– Custodial Receipts.
Ser	– Series.

Notes to Schedule of Investments:

(a)	Capital appreciation bond.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2010 was $1,748,578 which represented 1% of the Fund’s Net Assets.
(c)	Underlying security related to inverse floater entered into by the Fund.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2010 was $671,359, which represented 0.54% of the Fund’s Net Assets.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(h)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at August 31, 2010. At August 31, 2010, Fund investments with a value of $14,181,916 are held by the Dealer Trusts and serve as collateral for the $7,179,223 in floating rate note and dealer trust obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Municipal Income Opportunities Trust II

Statement of Assets and Liabilities

August 31, 2010
(Unaudited)

Assets:
Investments, at value (Cost $135,217,423)	$130,129,134

Receivable for:
Interest	2,320,557

Investments sold	188,000

Other assets	10,971

Total assets	132,648,662

Liabilities:
Floating rate note and dealer trusts obligations	7,180,000

Payable for:
Accrued other operating expenses	66,306

Trustee deferred compensation and retirement plans	66,161

Accrued fees to affiliates	4,699

Amount due to custodian	395,753

Total liabilities	7,712,919

Net assets applicable to shares outstanding	$124,935,743

Net assets consist of:
Shares of beneficial interest	$145,311,095

Undistributed net investment income	910,501

Unrealized appreciation (depreciation)	(5,088,289)

Undistributed net realized gain (loss)	(16,197,564)

$124,935,743

Net asset value per share 16,184,389 shares outstanding (unlimited shares authorized of $0.01 par value)	$7.72

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Municipal Income Opportunities Trust II

Statement of Operations

For the six months ended August 31, 2010
(Unaudited)

Investment income:
Interest income	$4,272,967

Expenses:
Advisory fees	308,355

Administrative services fees	38,408

Interest and residual trust expenses	28,540

Transfer agent fees	6,179

Trustees’ and officers’ fees and benefits	5,437

Custodian fees	2,552

Other	70,317

Total expenses	459,788

Net investment income	3,813,179

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(2,192,372)

Net change in unrealized appreciation of investment securities	7,095,739

Net realized and unrealized gain	4,903,367

Net increase in net assets resulting from operations	$8,716,546

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Municipal Income Opportunities Trust II

Statements of Changes in Net Assets

August 31, 2010
(Unaudited)

	For the six	For the year
	months ended	ended
	August 31,	February 28,
	2010	2010

Increase (decrease) in net assets:
Operations:
Net investment income	$3,813,179	$7,758,783

Net realized gain (loss)	(2,192,372)	(3,569,382)

Net change in unrealized appreciation	7,095,739	23,845,047

Net increase in net assets resulting from operations	8,716,546	28,034,448

Dividends to shareholders from net investment income	(3,762,871)	(7,602,619)

Net increase in net assets	4,953,675	20,431,829

Net assets:
Beginning of period	119,982,068	99,550,239

End of period (Including accumulated undistributed net investment income of $910,501 and $860,193, respectively)	$124,935,743	$119,982,068

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Municipal Income Opportunities Trust II

Financial Highlights (Unaudited)

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	For the six
	months ended
	August 31,		For the year ended February 28,
	2010		2010		2009		2008(1)		2007	2006

Selected per share data:
Net asset value, beginning of period	$7.41		$6.15		$8.01		$9.30		$9.04	$8.78

Income (loss) from investment operations:
Net investment income(2)	0.24		0.48		0.49		0.48		0.49	0.50

Net realized and unrealized gain (loss)	0.30		1.25		(1.83)		(1.28)		0.27	0.23

Total income (loss) from investment operations	0.54		1.73		(1.34)		(0.80)		0.76	0.73

Less dividends from net investment income	(0.23)		(0.47)		(0.52)		(0.49)		(0.50)	(0.49)

Anti-dilutive effect of shares repurchased(2)	—		—		0.00	(3)	0.00	(3)	0.00 (3)	0.02

Net asset value, end of period	$7.72		$7.41		$6.15		$8.01		$9.30	$9.04

Market value, end of period	$7.95		$7.00		$6.12		$8.15		$9.14	$8.77

Total return(4)	7.54%		22.71%		(19.22)%		(5.67)%		10.15%	16.23%

Ratios to average net assets:
Total expenses	0.75	%(5)	0.82	%(6)	0.95	%(6)	0.94	%(6)	0.73%	0.72%

Total expenses, exclusive of interest and residual trust expenses	0.70	%(5)	0.76	%(6)	0.73	%(6)	0.73	%(6)	0.71%	0.72%

Net investment income	6.24	%(5)	7.01	%(6)	6.63	%(6)	5.36	%(6)	5.30%	5.56%

Rebate from affiliate	—		0.00	%(7)	0.00	%(7)	0.00	%(7)	—	—

Supplemental data:
Net assets, end of period, in thousands	$124,936		$119,982		$99,550		$129,891		$151,084	$147,482

Portfolio turnover rate(8)	10%		11%		20%		25%		24%	15%

(1)	For the year ended February 29.
(2)	Calculated using average shares outstanding.
(3)	Includes anti-dilutive effect of acquiring treasury shares of less than $0.01.
(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(5)	Ratios are annualized and based on average daily net assets (000’s omitted) of $121,232.
(6)	The ratios reflect the rebate of certain Trust expenses in connection with investments in an affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from affiliate”.
(7)	Amount is less than 0.005%.
(8)	Portfolio turnover is not annualized for periods less than a year, if applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Municipal Income Opportunities Trust II

Notes to Financial Statements

August 31, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Municipal Income Opportunities Trust II, (“the Fund”), is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end series management investment company, authorized to issue a limited number of common shares. Effective June 1, 2010, the Fund name changed from Morgan Stanley Municipal Income Opportunities Trust II to Invesco Municipal Income Opportunities Trust II.
  The Fund’s investment objective is to provide current income exempt from federal income tax.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Funds’ officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

16        Invesco Municipal Income Opportunities Trust II

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Floating Rate Obligations Related to Securities Held — The Fund enters into transactions in which it transfers to Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund may enter into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “Floating rate note and dealer trust obligations” on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption “Interest and residual trust expenses” on the Statement of Operations. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The average floating rate notes outstanding and average annual interest and fee rate related to residual interests during the six months ended August 31, 2010 were $7,050,429 and 0.80%, respectively.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

Effective June 1, 2010, the Fund has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate 0.50% of the Fund’s average weekly net assets. Prior to June 1, 2010, the Fund paid an advisory fee of $154,810 to Morgan Stanley Investment Advisors Inc. (“MSIA”) based on the annual rate above of the Fund’s average weekly net assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  For the six months ended August 31, 2010, the Adviser and MSIA did not waive any advisory fees.
  The Fund has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. Prior to June 1, 2010, the Fund paid an administration fee of $25,805 to Morgan Stanley Services Company Inc. For the six months ended August 31, 2010, expenses incurred under these agreements are shown in the Statement of Operations as administrative services fees.
  Also, the Fund has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian, fund accountant and provides certain administrative services to the Fund.
  Certain officers and trustees of the Fund are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

17        Invesco Municipal Income Opportunities Trust II

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended August 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$130,129,134	$—	$130,129,134

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended August 31, 2010, the Fund paid legal fees of $0 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward of $13,543,593 as of February 28, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

February 28, 2011	$3,717,985

February 28, 2013	1,472,699

February 28, 2017	3,649,558

February 28, 2018	4,703,351

Total capital loss carryforward	$13,543,593

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2010 was $12,271,198 and $13,816,205, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$5,570,404

Aggregate unrealized (depreciation) of investment securities	(10,658,693)

Net unrealized appreciation (depreciation) of investment securities	$(5,088,289)

Cost of investments for tax purposes is $135,217,423.

18        Invesco Municipal Income Opportunities Trust II

NOTE 7—Share Information

Transactions in shares of beneficial interest were as follows:

		Par Value	Capital Paid In
	Shares	of Shares	Excess of Par Value

Balance, February 28, 2009	16,184,389	$161,844	$145,149,251

Shares Repurchased	—	—	—

Balance, February 28, 2010	16,184,389	161,844	145,149,251

Shares Repurchased	—	—	—

Balance, August 31, 2010	16,184,389	$161,844	$145,149,251

  The Trustees have approved share repurchases whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 8—Dividends

The Fund declared the following dividends from net investment income subsequent to August 31, 2010:

Declaration Date	Amount Per Share	Record Date	Payable Date

September 7, 2010	$0.03875	September 17, 2010	September 24, 2010

October 12, 2010	0.03875	October 22, 2010	October 29, 2010

NOTE 9—Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in inverse floating rate municipal securities, which are variable debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Inverse floating rate investments have varying degrees of liquidity. Inverse floating rate securities in which the Fund may invest include derivative instruments such as residual interest bonds (“RIBs”) or tender option bonds (“TOBs”). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds (which may be tendered by the Fund in certain instances) and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and inverse floating residual interests, which are purchased by the Fund. The short-term floating rate interests have first priority on the cash flow from the bonds held by the special purpose trust and the Fund is paid the residual cash flow from the bonds held by the special purpose trust.
  The Fund generally invests in inverse floating rate investments that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The market value of a “leveraged” inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment. The extent of increases and decreases in the value of inverse floating rate investments generally will be larger than changes in an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate investments.
  In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
  The Fund may also invest in private placement securities. TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

NOTE 10—Change in Independent Registered Public Accounting Firm

The Audit Committee of the Board of Trustees of the Fund appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2010. Prior to May 31, 2010, the Fund was audited by a different independent registered public accounting firm (the “Prior Auditor”). The Board of Trustees selected a new independent auditor for the Fund’s current fiscal year in connection with the appointment of Invesco Advisers as investment adviser to the Fund (“New Advisory Agreement”).
  Effective June 1, 2010, the Prior Auditor resigned as the independent registered public accounting firm of Fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

19        Invesco Municipal Income Opportunities Trust II

Approval of Investment Advisory and Sub-Advisory Agreements

The Board of Trustees (the Board) of Invesco Municipal Income Opportunities Trust II (the Trust) is required under the Investment Company Act of 1940 to approve the Trust’s investment advisory agreements. At various meetings of the Board held during the third and fourth quarters of 2009 and early 2010, the Board as a whole and the disinterested or “independent” Trustees, voting separately, approved (i) a new investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers), (ii) a new Master Sub-Advisory Agreement (the sub-advisory agreement and, together with the investment advisory agreement with Invesco Advisers, the new advisory agreements) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers), and (iii) the appointment of Invesco Advisers as investment adviser and the Affiliated Sub-Advisers as investment sub-advisers to the Trust. In doing so, the Board determined that the new advisory agreements will enable shareholders of the Trust to obtain high quality services at a cost that is appropriate, reasonable and in the best interests of the Trust and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Trust’s new advisory agreements is fair and reasonable. The new advisory agreements were approved to become effective upon approval by the shareholders of the Trust and closing of a transaction (the Transaction) between Morgan Stanley and Invesco Ltd. (Invesco) under which Invesco acquired the retail mutual fund assets of Morgan Stanley (the Acquisition).

The Board’s Trust Evaluation Process
In reaching their decision, the Board requested and obtained information from Morgan Stanley, Invesco Advisers and Invesco, including information obtained during various meetings with Senior Management at Invesco, as they deemed reasonably necessary to evaluate the new advisory agreements for the Trust. In considering the Trust’s new advisory agreements, the Board evaluated a number of factors and considerations listed below that they believed, in light of their own business judgment, to be relevant to their determination.
  1. The Board considered the reputation, financial strength and resources of Invesco, one of the world’s leading independent global investment management firms, the strength of Invesco’s resources and investment capabilities and the client-focused shareholder services offered by Invesco.
  2. The Board discussed the challenges of positioning the Trust on a common operating platform with Invesco, with particular emphasis on ensuring portfolio management operations properly migrate to Invesco as part of the Acquisition, to ensure uninterrupted services for shareholders and the opportunity for the portfolio management of the Trust to recognize savings from economies of scale when such savings occur.
  3. The Board noted the continuity of key investment management personnel that would manage the Trust upon consummation of the Acquisition, specifically noting that, the persons responsible for the portfolio management of the Trust are expected to remain the same.
  4. The Board noted that entering into the sub-advisory agreement would provide Invesco Advisers with increased flexibility in assigning portfolio managers to the Trust and would give the Trust access to portfolio managers and investment personnel located in other offices, including those outside the United States, who may have more specialized expertise on local companies, markets and economies or on various types of investments and investment techniques.
  5. The Board noted that, pursuant to the sub-advisory agreement, Invesco Advisers would pay all of the sub-advisory fees of the Affiliated Sub-Advisers out of its management fees.
  6. The Board noted the undertaking by Invesco and Morgan Stanley or their respective affiliates to assume all of the costs of the Acquisition, including the cost of obtaining the shareholder approvals discussed above. The Board noted that Invesco Advisers would provide a two-year contractual guaranty to limit the total expense ratio of the Trust to the Trust’s total expense ratio prior to the Acquisition. In determining the obligation to waive advisory fees and/or reimburse expenses, the following is not taken into account: (i) interest, (ii) taxes, (iii) dividend expense on short sales, (iv) extraordinary or non-routine items, and (v) expenses that the Trust has incurred but did not actually pay because of an offset arrangement. During the Board’s extensive review process, the Board, including the independent Trustees, considered, among other things, the following factors: the terms and conditions of the new advisory agreements, including the differences from the advisory agreement with Morgan Stanley affiliates; and the nature, scope and quality of services that Invesco Advisers and its affiliates are expected to provide to the Trust, including sub-advisory services and compliance services. The Board evaluated all information available to them on a trust-by-trust basis, and their determinations were made separately in respect of the Trust. The Board also based their decisions on the following considerations, among others, although they did not identify any consideration that was all important or controlling of their discussions, and each Trustee attributed different weights to the various factors.

A.	Nature, Extent and Quality of Services.
The Board reviewed and considered the nature and extent of the investment advisory services to be provided by Invesco Advisers and the Affiliated Sub-Advisers under the new advisory agreements, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by Invesco Advisers under the Trust’s administration agreement, including accounting services and the provision of supplies, office space and utilities at Invesco Advisers’ expense. The Board was advised that there was no expected diminution in the nature, quality and extent of services provided to the Trust’s shareholders.
  The Board reviewed and considered the qualifications of the portfolio managers who are expected to continue as portfolio managers, noting the one portfolio manager who would not continue to manage the Trust as a result of the new advisory agreements, and the senior administrative managers and other key personnel of Invesco Advisers or its affiliates who will provide the advisory and administrative services to the Trust.

B.	Performance, Fees and Expenses of the Trust.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers had not yet begun providing services to the Trust and, therefore, concluded that performance was not a factor they needed to address with respect to the approval of the new advisory agreements. They also considered that management fees would not increase under the new advisory agreements and that Invesco Advisers would pay the fee under the sub-advisory agreement out of its management fees. Furthermore, the Board considered that Invesco Advisers would provide a two-year contractual guaranty to limit the total expense ratio of the Trust to the Trust’s total expense ratio prior to the Acquisition.

C.	Economies of Scale.
The Board considered the benefits that the shareholders of the Trust would be afforded as a result of anticipated economies of scale.

D.	Other Benefits of the Relationship.
The Board considered other benefits to Invesco Advisers and its affiliates that may be derived from their relationship with the Trust and other funds advised by Invesco Advisers.

20        Invesco Municipal Income Opportunities Trust II

E.	Resources of the Adviser.
The Board considered whether Invesco Advisers and the Affiliated Sub-Advisers were financially sound and had the resources necessary to perform their obligations under the new advisory agreements, noting assurances that Invesco Advisers and the Affiliated Sub-Advisers had the financial resources necessary to fulfill their obligations under the new advisory agreements and the benefits to the Trust of such a relationship.

F.	General Conclusion.
After considering and weighing all of the above factors, the Board, including the independent Trustees, unanimously concluded that it would be in the best interest of the Trust and its shareholders to approve the new advisory agreements with respect to the Trust. In reaching this conclusion, the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Trustees and their counsel present.

21        Invesco Municipal Income Opportunities Trust II

Proxy Results

An Annual Meeting (“Meeting”) of Shareholders of Invesco Municipal Income Opportunities Trust II was held on Friday, July 16, 2010. The Meeting was held for the following purpose:

(1)	Elect 5 trustees by the holders of the Common Shares of the Fund, to serve for a three year term or until a successor has been duly elected and qualified.

The results of the voting on the above matter were as follows:

			Withheld/
	Matter	Votes For	Abstentions

(1)	Albert R. Dowden	14,534,402	640,387
	Prema Mathai-Davis	14,398,397	776,392
	Lewis F. Pennock	14,436,911	737,878
	Hugo F. Sonnenschein	14,455,010	719,779
	Raymond Stickel, Jr.	14,539,355	635,434

22        Invesco Municipal Income Opportunities Trust II

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Trust holdings and proxy voting information
The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is 811-05793.
     A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Trust voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

MS-CE-MIO2-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer (“PEO”) and principal financial officer (“PFO”). The Code was amended in June, 2010, to (i) add an individual to Exhibit A and (ii) update the names of certain legal entities. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Municipal Income Opportunities Trust II

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: November 8, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: November 8, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: November 8, 2010

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.